Pzena Emerging Markets Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Brazil - 8.2%
Ambev S.A.	26,879,500	$56,289,340
Banco do Brasil S.A.	7,145,700	29,203,690
Natura & Co. Holding S.A.	13,619,400	30,625,994
Neoenergia S.A.	4,525,550	14,396,195
Vale S.A.	3,970,100	39,002,894
		169,518,113

China - 24.1%
Alibaba Group Holding, Ltd.	4,731,200	50,869,522
Baidu, Inc. - ADR (a)	134,228	11,416,091
Baidu, Inc. - Class A (a)	3,303,900	34,525,330
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	10,986,766	20,703,523
China Merchants Bank Co., Ltd. - Class H	8,248,000	37,370,437
China Overseas Land & Investment, Ltd.	35,296,118	60,520,593
CIMC Enric Holdings, Ltd.	1,130,000	981,851
GF Securities Co., Ltd. - Class H	14,329,600	19,781,479
Haier Smart Home Co., Ltd. - Class H	14,265,400	48,498,693
Ping An Insurance Group Co. of China, Ltd. - Class H	4,947,000	28,486,581
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	26,740,800	15,467,044
Tencent Holdings, Ltd.	778,200	39,810,231
Weichai Power Co., Ltd. - Class H	31,964,000	44,042,941
Zhejiang Longsheng Group Co., Ltd. - Class A	22,709,405	31,836,275
Zhongsheng Group Holdings, Ltd.	15,482,500	30,487,391
ZTO Express Cayman, Inc. - ADR	1,378,959	26,200,221
		500,998,203

Hong Kong - 7.6%
Galaxy Entertainment Group, Ltd.	8,142,000	36,157,596
Man Wah Holdings, Ltd.	26,254,245	16,366,721
Pacific Basin Shipping, Ltd.	140,022,066	33,295,735
WH Group, Ltd. (b)	69,136,700	54,829,491
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	17,376,517
		158,026,060

Hungary - 4.3%
MOL Hungarian Oil & Gas PLC	2,502,197	17,145,661
OTP Bank PLC	850,583	46,074,403
Richter Gedeon PLC	1,010,761	26,897,009
		90,117,073

India - 3.7%
HDFC Bank, Ltd.	2,185,782	46,460,923
Shriram Finance, Ltd.	560,829	20,042,396
UPL, Ltd.	1,564,794	10,092,906
		76,596,225

Indonesia - 1.7%
Bank Rakyat Indonesia Persero Tbk	134,961,500	36,199,834

Kazakhstan - 1.2%
Kaspi.KZ JSC - ADR	228,524	24,314,954

Peru - 2.0%
Credicorp, Ltd.	222,974	41,354,988

Republic of Korea - 13.2%
DB Insurance Co., Ltd.	381,345	29,850,453
Hankook Tire & Technology Co., Ltd.	1,279,271	34,525,324
Hyundai Mobis Co., Ltd.	235,812	40,483,835
KB Financial Group, Inc.	478,480	32,995,072
Orion Corp.	290,238	21,345,772
Samsung Electronics Co., Ltd.	1,869,367	72,628,000
Shinhan Financial Group Co., Ltd.	816,270	31,011,297
WONIK IPS Co., Ltd. (a)	791,583	12,965,608
		275,805,361

Romania - 0.4%
Banca Transilvania S.A.	1,633,288	9,155,999

Russia - 0.0%(c)
Sberbank of Russia PJSC - ADR (a)(d)	408,511	4,085

Saudi Arabia - 1.0%
Saudi Arabian Oil Co. (b)	2,821,148	20,612,876

Singapore - 2.0%
Wilmar International, Ltd.	17,918,300	41,206,872

South Africa - 1.2%
Sasol, Ltd.	5,099,995	24,874,020

Taiwan - 9.2%
Compal Electronics, Inc.	15,190,161	17,232,319
Hon Hai Precision Industry Co., Ltd.	4,622,132	27,818,453
Nien Made Enterprise Co., Ltd.	1,787,000	22,005,357
Taiwan Semiconductor Manufacturing Co., Ltd.	2,765,000	84,780,962
United Integrated Services Co., Ltd.	2,977,000	39,271,142
		191,108,233

Thailand - 4.9%
Bangkok Bank Public Co., Ltd.	5,287,900	23,049,524
Bangkok Bank Public Co., Ltd. - NVDR	4,496,900	19,601,620
Indorama Ventures PCL - NVDR	33,708,600	24,570,741
SCB X PCL	10,060,900	33,587,668
		100,809,553

Turkey - 1.2%
Akbank T.A.S.	14,534,309	25,490,520

United Arab Emirates - 1.9%
Abu Dhabi Commercial Bank PJSC	14,430,386	39,365,777

United Kingdom - 1.1%
Standard Chartered PLC	1,887,322	23,352,275

United States - 2.8%
Cognizant Technology Solutions Corp. - Class A	714,728	57,528,457

Vietnam - 1.6%
Vietnam Dairy Products JSC	13,118,900	33,424,608
TOTAL COMMON STOCKS (Cost $1,845,263,344)		1,939,864,086

PREFERRED STOCKS - 4.7%
Brazil - 4.7%
Cia Energetica de Minas Gerais, 13.91%,	20,019,963	39,029,744
Itau Unibanco Holding S.A., 7.19%,	4,903,243	26,387,284
Petroleo Brasileiro S.A., 11.53%,	5,033,500	32,785,345
TOTAL PREFERRED STOCKS (Cost $89,117,600)		98,202,373

RIGHT - 0.0%(c)
India - 0.0%(c)
UPL Ltd., Expires 12/18/2024, Exercise Price $360.00 (a)(d)	195,599	428,254
TOTAL RIGHT (Cost $353,525)		428,254

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund - 2.1%
First American Government Obligations Fund - Class X, 4.56% (e)	43,449,052	43,449,052
TOTAL SHORT-TERM INVESTMENT (Cost $43,449,052)		43,449,052

TOTAL INVESTMENTS - 100.1% (Cost $1,978,183,521)		2,081,943,765
Liabilities in Excess of Other Assets - (0.1)%		(1,432,722)
TOTAL NET ASSETS - 100.0%		$2,080,511,043
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt JSC - Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL – Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company S.A. - Société Anonyme T.A.S. - Turk Anonim Sirketi Tbk - Terbuka

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $75,442,367 or 3.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $432,339 or 0.0% of net assets as of November 30, 2024.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Pzena Emerging Markets Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,939,860,001	$–	$4,085	$1,939,864,086
Preferred Stocks	98,202,373	–	–	98,202,373
Right	–	–	428,254	428,254
Money Market Fund	43,449,052	–	–	43,449,052
Total Investments	$2,081,511,426	$–	$432,339	$2,081,943,765

Refer to the Schedule of Investments for further disaggregation of investment categories.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

	Common Stocks	Rights	Total
Balance as of February 29, 2024	$4,085	$-	$4,085
Corporate actions	-	353,525	353,525
Change in unrealized appreciation	-	74,729	74,729
Balance as of November 30, 2024	$4,085	$428,254	$432,339

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at November 30, 2024	$-	$74,729	$74,729

The Level 3 investments as of November 30, 2024 represented 0.02% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.